Share-Based Compensation - SARs movement (Details) - SARs $ / shares in Units, $ in Thousands				12 Months Ended
	Dec. 31, 2019 USD ($) EquityInstruments $ / shares	Dec. 31, 2018 USD ($) EquityInstruments $ / shares	Dec. 31, 2017 USD ($) EquityInstruments $ / shares	Dec. 31, 2019 USD ($) EquityInstruments $ / shares	Dec. 31, 2018 USD ($) EquityInstruments $ / shares
Number of awards
Outstanding at beginning of the year				2,372,163	2,031,279
Granted during the year				326,454	416,458
Exercised during the year				(15,774)	(60,043)
Forfeited during the year				(36,198)	(3,333)
Expired during the year				(16,472)	(12,198)
Outstanding at end of the year	2,630,173	2,372,163	2,031,279	2,630,173	2,372,163
Vested but not exercised	1,919,089			1,919,089
Weighted average exercise price per share
Outstanding at the beginning of the year | $ / shares				$ 14.51	$ 14.59
Exercised during the year | $ / shares				8.88	11.93
Outstanding at end of the year | $ / shares	$ 14.46	$ 14.51	$ 14.59	14.46	14.51
Weighted average share price at the date of exercise
Exercised during the year | $ / shares				$ 11.25	$ 20.71
Weighted average contractual life
Weighted average contractual life	6 years 6 months 11 days	7 years 2 months 1 day	7 years 8 months 5 days
Aggregate fair value
Outstanding at the beginning of the year | $				$ 9,839	$ 7,874
Granted during the year | $				1,845	2,207
Exercised during the year | $				(37)	(158)
Forfeited during the year | $				(202)	(12)
Expired during the year | $				(78)	(72)
Outstanding at the end of the year | $	$ 11,367	$ 9,839	$ 7,874	$ 11,367	$ 9,839